Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes
Subsequent Events

NOTE 5 - SUBSEQUENT EVENTS

On July 10, 2012 the Company received $400,000 in proceeds from its notes payable. The Company received an additional $200,000 of proceeds from its notes payable on August 7, 2012 for which the Company issued 50,00 warrants with a $0.10 exercise price.

On July 19, 2012 the Company issued 12,000 shares upon the exercise of warrants per the terms of the employment agreement. The Company also issued 5,000 shares of its common stock to an executive officer under the terms of his employment contract.

On July 30, 2012, 19,000 shares of Preferred Series A stock and $22,800 of accrued dividends were converted into 212,800 shares of common stock. Also the seller of the SwitchGenie technology agreed to return for cancellation of 75,000 shares of the Company’s common stock and to the cancellation of 160,000 stock purchase warrants.

On August 1, 2012 the Company issued 13,000 shares of its common stock upon the exercise of warrants for cash of $12,000 and accrued compensation of $1,000.

On August 2, 2012 (a) $500,000 of notes payable and accrued interest of $11,441 were converted into 51,144 shares of Series B preferred stock and warrants to purchase 225,720 shares of common stock and (b) $200,000 of notes payable and accrued interest of $1,580 were converted into 20,158 shares of Series B Preferred stock and warrants to purchase 100,790 shares of common stock. The Company also issued 15,457 shares of its common stock for $19,354 of accrued compensation.

On August 3, 2012 the Company issued 17,000 shares of its common stock upon the exercise of warrants for $17,000 of cash.

On August 9, 2012 the Company issued 19,000 shares of its Series B Preferred stock and warrants to purchase 114,000 shares for cash proceeds of $190,000. The Company also issued 3,500 shares of its Series B preferred stock and warrants to purchase 17,500 shares for $35,000 of legal services. The Company also issued 366,529 common shares at $1.328 per share to acquire certain solar projects in Hawaii and 29,412 common shares at $1.02 in satisfaction of an accrued liability.

In accordance with ASC 855-10, the Company’s management has reviewed all material events there are no additional material subsequent events to report.

Note 14 - Subsequent Events

Effective January 1, 2012, the Company appointed Philip J. Kranenburg, as the Company’s Chief Financial Officer which relationship was terminated on March 14, 2012. In connection with Mr. Kranenburg’s appointment as Chief Financial Officer, the Company and Mr. Kranenburg entered into an employment agreement, effective January 1, 2012, pursuant to which Mr. Kranenburg was employed by the Company as an “at will” employee.  The Employment Agreement provided for the following compensation: an annual base salary of $150,000; a bonus determined by the Board of Directors of the Company; an option to purchase 1,000,000 shares of the Company’s common stock pursuant to the Company’s 2009 Equity Incentive Plan, with an exercise price of $1.37, which will vest as follows:

250,000 options on the first anniversary of employment, with 72,993 of the options qualifying as Incentive Stock Options and the remaining as Non-Qualified Stock Options; and 62,500 options per quarter over the next twelve quarters, with 72,993 of the options qualifying as Incentive Stock Options each year and the remaining as Non-Qualified Stock Options on the vested options per annum.

The Company and Mr. Kranenburg agreed his cash compensation shall commence following the completion of the Company’s private placement and in lieu of cash compensation for the month of January, Mr. Kranenburg has accepted 9,125 shares of restricted Common Stock. . Under the terms of Mr. Kranenburg’s employment agreement, he was entitled to additional shares from February 1, 2012 until his date of termination, plus 52,740 options exercisable at $1.37 per share that vested during that time period.

Effective January 1, 2012, the Company has entered into six year lease for the offices of Xnergy, Inc.

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and determined that there are no additional events to report.

The stock subscription receivable in the sum of $2,632,192 due from the sellers of Xnergy was paid in full effective March 26, 2012. The Company received a total of 877,364 shares valued at $3.00 per share. The 877,364 shares have been cancelled.